Non-Controlling Interests	12 Months Ended
Aug. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
23.	NON-CONTROLLING INTERESTS

The following table summarizes the changes in non-controlling interests from August 31, 2019 through August 31, 2022.

	Can-achieve	Xinqiao Group	Chengdu Yinzhe	Wuhan Sannew	Hangzhou Impression	Linstitute	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at August 31, 2019	125,941	37,914	68,685	73,078	30,119	—	26,095	361,832
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	2,650	2,650
Income attributable to non-controlling interests	(4,017)	(3,875)	5,750	(84)	123	990	4,282	3,169
Foreign currency translation	(54)	—	—	—	—	—	25	(29)
Acquisition of subsidiaries	—	—	—	—	—	27,583	—	27,583
Disposal of a subsidiary*	—	—	—	—	—	—	(5,650)	(5,650)
Distribution of dividends to shareholders	—	—	—	—	(3,104)	—	—	(3,104)
Balance at August 31, 2020	121,870	34,039	74,435	72,994	27,138	28,573	27,402	386,451
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	1,370	1,370
Income attributable to non-controlling interests	277	(34,039)	77	(72,994)	(916)	8,730	(14,133)	(112,998)
Foreign currency translation	66	—	—	—	—	—	(175)	(109)
Acquisition of a subsidiary (Note 4)	—	—	—	—	—	—	18,012	18,012
Acquisition of additional interest in a subsidiary of non-controlling interests*	—	—	(14,980)	—	—	—	—	(14,980)
Distribution of dividends to shareholders	(14,330)	—	—	—	(1,053)	(2,314)	—	(17,697)
Balance at August 31, 2021	107,883	—	59,532	—	25,169	34,989	32,476	260,049
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	6,160	6,160
Income attributable to non-controlling interests	(351)	—	2,694	—	183	7,099	(3,822)	5,803
Foreign currency translation	83	—	—	—	—	—	—	83
Acquisition of additional interest in a subsidiary of non-controlling interests*	—	—	(12,183)	—	—	—	(6,798)	(18,981)
Distribution of dividends to shareholders	—	—	(12,522)	—	(1,451)	(8,802)	(4,698)	(27,473)
Balance at August 31, 2022	107,615	—	37,521	—	23,901	33,286	23,318	225,641

Note*:

During the year ended August 31, 2020, the Company disposed its equity interest in a subsidiary with a total consideration of RMB 30,344, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 5,650.

During the year ended August 31, 2021, the Company acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 16,670. The net carrying amount of the acquired non-controlling interests was RMB 14,980 and the difference of RMB 1,690 was charged to additional paid in capital of the Company accordingly. During the year ended August 31, 2022, the Company further acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,708. The net carrying amount of the acquired non-controlling interests was RMB 12,183 and the difference of RMB 525 was charged to additional paid in capital of the Company accordingly. As of August 31, 2022, the equity interest of the Company in Chengdu Yinzhe is 85%.

During the year ended August 31, 2022, the Company acquired additional 25% of equity interests in FGE from a non-controlling interest shareholder with total cash consideration of RMB 30,874. The net carrying amount of the acquired non-controlling interests was RMB 6,798 and the difference of RMB 24,076 was charged to additional paid in capital of the Company accordingly. As of August 31, 2022, the equity interest of the Company in FGE is 100%.